Taxes on Income (Schedule of Theoretical Tax) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)
Major components of tax expense (income) [abstract]
Profit (loss) before taxes on income	€ 2,243	$ 2,390	€ (21,921)		€ (6,293)
Primary tax rate of the Company	23.00%	23.00%	23.00%		23.00%
Tax benefit (tax expenses) calculated according to the Company’s primary tax rate	€ (516)		€ 5,042		€ 1,447
Different tax rate of foreign subsidiaries	(526)		(76)		(576)
Neutralization of tax calculated in respect of the Company's share in profits of equity accounted investees	277		27		351
Difference between measurement basis of income (expenses) for tax purposes and measurement basis of income (expenses) for financial reporting purposes	(706)		0		0
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	282		0		483
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	566		0		0
Change in temporary differences for which deferred tax were not recognized	0		65		325
Current year tax losses and benefits for which deferred taxes were not created	(1,345)		(2,770)		(1,910)
Tax benefit (tax expenses) in respect to previous years and others	(135)		(7)		5
Actual tax benefit (taxes on income)	€ (2,103)	$ (2,243)	€ 2,281	[1]	€ 125

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.